Cash and cash equivalents - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Cash and cash equivalents [abstract]
Bank balances	$ 28	$ 33
Bank overdrafts	$ 3	$ 17